Inventories, net	12 Months Ended
Dec. 31, 2024
Inventories, net [Abstract]
Inventories, net
Note 8. Inventories, net

An analysis of inventories at December 31, 2023 and 2024 is as follows:

	2023		2024
Mobile phones, accessories, computers, TVs, cards and other materials	Ps.	21,858,519	Ps.	26,361,417
Less: Reserve for obsolete and slow-moving inventories		(2,586,894)		(2,609,960)

Total	Ps.	19,271,625	Ps.	23,751,457

For the years ended December 31, 2022, 2023 and 2024, the cost of inventories recognized in cost of sales was Ps. 115,022,007, Ps. 111,863,425 and Ps. 111,659,973 respectively.